INTANGIBLE ASSETS - Net Definite-lived Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets
Purchase Price	$ 2,471	$ 2,457
Accumulated Amortization	(1,554)	(1,523)
Impairment	(696)	(696)
Carrying Amount	221	238	$ 1,839		$ 1,063
License of FOLOTYN
Finite-Lived Intangible Assets
Purchase Price	2,000	2,000		$ 2,000
Accumulated Amortization	(1,304)	(1,304)
Impairment	(696)	(696)
Others
Finite-Lived Intangible Assets
Purchase Price	471	457
Accumulated Amortization	(250)	(219)
Carrying Amount	$ 221	$ 238